Prepayments, Other Receivables and Other Assets (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Prepayments, Other Receivables and Other Assets (Details) [Line Items]
Assets recognised from the costs	¥ 283,000	¥ 353,000
Prepayments Other Receivables and Other Assets [Member]
Prepayments, Other Receivables and Other Assets (Details) [Line Items]
Loan receivable current interest free and repayable period	1 year